Convertible Debentures - Narrative (Details)			12 Months Ended
	Jan. 24, 2019 CAD ($) day shares	Jan. 24, 2019 USD ($) day shares	Jun. 30, 2022 CAD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CAD ($)	Jun. 30, 2022 USD ($) $ / shares	Jun. 30, 2021 $ / shares	Jan. 24, 2019 USD ($) $ / shares
Disclosure of detailed information about borrowings [line items]
Derivative liability			$ 37,297,000		$ 91,939,000
Unrealized gain (loss) on derivative liability			(90,263,000)		$ 19,606,000
Convertible debenture, January 2019
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 460,600,000							$ 345,000,000.0
Borrowings, interest rate	5.50%							5.50%
Conversion, number of common shares (in shares) | shares	11.53	11.53
Principal amount used for conversion rate								$ 1,000
Conversion price (in CAD per share) | $ / shares								$ 86.72
Borrowings			269,200,000			$ 208,900,000
Proceeds from borrowings	$ 445,600,000	$ 334,700,000
Transaction costs	15,000,000.0
Share price (in USD per share) | $ / shares						$ 1.32	$ 9.04
Repurchased amount			175,700,000	$ 136,100,000
Repurchased amount including accrued interest			167,100,000	$ 129,400,000
Loss on repurchase of debentures			$ 19,400,000
Convertible debenture, January 2019 | Currency risk
Disclosure of detailed information about borrowings [line items]
Notional amount						$ 208,900,000
Convertible debenture, January 2019 | Historical volatility for shares
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities			0.82		0.87	0.82
Convertible debenture, January 2019 | Stock borrow rate
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities			0.10		0.10	0.10
Convertible debenture, January 2019 | Convertible Senior Notes
Disclosure of detailed information about borrowings [line items]
Borrowings	276,400,000
Accrued Interest payable			$ 6,600,000		$ 8,600,000
Convertible debenture, January 2019 | Conversion Option
Disclosure of detailed information about borrowings [line items]
Amount of equity component	$ 169,200,000							$ 126,800,000
Derivative liability			0.0		$ 3,100,000
Unrealized gain (loss) on derivative liability			$ 3,100,000
Convertible debenture, January 2019 | Conversion Option | Credit spread
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities			0.0903		0.1302	0.0903
Convertible debenture, January 2019 | On and after February 28, 2022 and prior to February 28, 2024
Disclosure of detailed information about borrowings [line items]
Conversion price (in CAD per share) | $ / shares								$ 112.74
Number of trading days | day	20	20
Number of consecutive trading days | day	30	30
Conversion, threshold percentage of stock price trigger	130.00%	130.00%
Convertible debenture, January 2019 | On and after February 28, 2024
Disclosure of detailed information about borrowings [line items]
Number of trading days | day	10	10
Number of consecutive trading days | day	20	20
Conversion, dollar unit per redemption share	$ 1,000
Convertible debenture, January 2019 | On and after February 28, 2024 | Top of range
Disclosure of detailed information about borrowings [line items]
Number of threshold days | day	60	60
Convertible debenture, January 2019 | On and after February 28, 2024 | Bottom of range
Disclosure of detailed information about borrowings [line items]
Number of threshold days | day	30	30
Convertible debenture, January 2019 | Upon the Occurrence of Certain Customary Events
Disclosure of detailed information about borrowings [line items]
Redemption percentage of principal amount	100.00%	100.00%